Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.	7,296	$ 1,430,235
Northrop Grumman Corp.	7,864	2,854,789
Raytheon Technologies Corp.	49,226	4,280,201

		8,565,225

Air Freight & Logistics - 0.8%
FedEx Corp.	17,843	4,995,148
United Parcel Service, Inc., Class B	27,462	5,255,128

		10,250,276

Airlines - 0.2%
Delta Air Lines, Inc. (A)	20,922	834,788
Southwest Airlines Co. (A)	27,126	1,370,405

		2,205,193

Auto Components - 0.2%
Aptiv PLC (A)	5,552	926,351
Magna International, Inc.	19,869	1,665,618

		2,591,969

Automobiles - 1.0%
General Motors Co. (A)	30,636	1,741,350
Tesla, Inc. (A)	16,956	11,652,163

		13,393,513

Banks - 2.1%
Bank of America Corp.	105,759	4,056,915
Citigroup, Inc.	84,108	5,687,383
KeyCorp	15,792	310,471
Regions Financial Corp.	118,504	2,281,202
SVB Financial Group (A)	2,627	1,444,745
Truist Financial Corp.	47,801	2,601,808
US Bancorp	63,149	3,507,296
Wells Fargo & Co.	179,301	8,237,088

		28,126,908

Beverages - 0.6%
Coca-Cola Co.	108,729	6,200,815
Constellation Brands, Inc., Class A	10,879	2,440,595

		8,641,410

Biotechnology - 1.2%
AbbVie, Inc.	75,027	8,725,640
Biogen, Inc. (A)	7,030	2,296,912
Regeneron Pharmaceuticals, Inc. (A)	4,014	2,306,485
Vertex Pharmaceuticals, Inc. (A)	16,028	3,230,924

		16,559,961

Building Products - 0.9%
Johnson Controls International PLC	42,248	3,017,352
Masco Corp.	42,133	2,515,761
Trane Technologies PLC	30,801	6,271,392

		11,804,505

Capital Markets - 2.5%
Ameriprise Financial, Inc.	2,559	659,096
Charles Schwab Corp.	10,944	743,645
Goldman Sachs Group, Inc.	18,622	6,981,015
Intercontinental Exchange, Inc.	32,524	3,897,351

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	64,612	$ 6,201,460
S&P Global, Inc.	17,458	7,484,594
State Street Corp.	40,796	3,554,963
T. Rowe Price Group, Inc.	21,085	4,304,714

		33,826,838

Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,487	1,014,821
Celanese Corp.	7,685	1,197,092
DuPont de Nemours, Inc.	34,094	2,558,755
Eastman Chemical Co.	32,551	3,669,149
Linde PLC	8,312	2,555,026
LyondellBasell Industries NV, Class A	5,757	571,843
PPG Industries, Inc.	27,066	4,425,832

		15,992,518

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,310	910,556

Communications Equipment - 0.2%
Cisco Systems, Inc.	48,548	2,688,103
Motorola Solutions, Inc.	2,154	482,323

		3,170,426

Consumer Finance - 0.3%
Capital One Financial Corp.	24,022	3,884,357

Containers & Packaging - 0.1%
Crown Holdings, Inc.	8,695	867,413
WestRock Co.	23,387	1,150,874

		2,018,287

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	47,311	13,166,178
Voya Financial, Inc.	8,148	524,731

		13,690,909

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	91,154	5,084,570

Electric Utilities - 1.2%
Duke Energy Corp.	39,758	4,178,963
Evergy, Inc.	39,352	2,566,537
NextEra Energy, Inc.	80,625	6,280,688
Xcel Energy, Inc.	45,740	3,121,755

		16,147,943

Electrical Equipment - 0.4%
Eaton Corp. PLC	36,930	5,836,787

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	12,766	925,407

Entertainment - 0.7%
Netflix, Inc. (A)	12,369	6,401,823
Walt Disney Co. (A)	15,930	2,803,999

		9,205,822

Equity Real Estate Investment Trusts - 1.2%
Camden Property Trust	15,629	2,334,816
Equinix, Inc.	4,375	3,589,294
Equity Lifestyle Properties, Inc.	9,070	760,066
Mid-America Apartment Communities, Inc.	8,882	1,715,114
Prologis, Inc.	32,722	4,189,725
Public Storage	2,096	654,958
Sun Communities, Inc.	4,472	877,004

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	6,459	$ 355,181
Ventas, Inc.	22,949	1,371,891

		15,848,049

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	6,867	2,950,887

Food Products - 0.3%
Mondelez International, Inc., Class A	75,093	4,750,383

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	44,238	5,351,913
ABIOMED, Inc. (A)	980	320,597
Becton Dickinson & Co.	9,544	2,440,878
Boston Scientific Corp. (A)	77,301	3,524,926
Danaher Corp.	7,021	2,088,677
DexCom, Inc. (A)	2,089	1,076,901
Intuitive Surgical, Inc. (A)	1,476	1,463,395
Medtronic PLC	55,436	7,279,301
Zimmer Biomet Holdings, Inc.	24,147	3,946,103

		27,492,691

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	7,241	884,633
Anthem, Inc.	10,898	4,184,941
Centene Corp. (A)	19,379	1,329,593
Cigna Corp.	20,886	4,793,128
UnitedHealth Group, Inc.	26,497	10,922,594

		22,114,889

Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc. (A)	1,516	3,302,242
Hilton Worldwide Holdings, Inc. (A)	16,699	2,195,083
Royal Caribbean Cruises Ltd. (A) (B)	4,816	370,206
Yum! Brands, Inc.	22,276	2,926,844

		8,794,375

Household Durables - 0.3%
D.R. Horton, Inc.	3,070	292,970
Lennar Corp., Class A	36,199	3,806,325

		4,099,295

Household Products - 1.0%
Kimberly-Clark Corp.	22,951	3,114,910
Procter & Gamble Co.	69,290	9,855,116

		12,970,026

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	13,981	3,268,618

Insurance - 1.1%
American International Group, Inc.	27,371	1,296,017
Chubb Ltd.	20,668	3,487,518
Hartford Financial Services Group, Inc.	35,262	2,243,369
Marsh & McLennan Cos., Inc.	7,711	1,135,213
Progressive Corp.	43,425	4,132,323
Prudential Financial, Inc.	12,864	1,290,002
Travelers Cos., Inc.	5,488	817,273

		14,401,715

Interactive Media & Services - 4.4%
Alphabet, Inc., Class A (A)	8,506	22,919,672
Alphabet, Inc., Class C (A)	6,714	18,157,476
Facebook, Inc., Class A (A)	53,048	18,901,002

		59,978,150

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (A)	10,606	$ 35,292,420

IT Services - 3.0%
Accenture PLC, Class A	32,096	10,196,257
Fiserv, Inc. (A)	3,317	381,820
FleetCor Technologies, Inc. (A)	1,897	489,843
Mastercard, Inc., Class A	31,399	12,118,130
PayPal Holdings, Inc. (A)	23,849	6,571,115
Visa, Inc., Class A	44,433	10,947,847

		40,705,012

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	4,704	2,332,008
Thermo Fisher Scientific, Inc.	16,965	9,161,270
Waters Corp. (A)	1,516	590,952

		12,084,230

Machinery - 1.2%
Deere & Co.	19,931	7,206,850
Ingersoll Rand, Inc. (A)	24,777	1,210,852
Parker-Hannifin Corp.	11,184	3,489,744
Stanley Black & Decker, Inc.	22,037	4,342,391

		16,249,837

Media - 1.0%
Altice USA, Inc., Class A (A)	23,003	706,882
Charter Communications, Inc., Class A (A)	7,231	5,380,226
Comcast Corp., Class A	133,030	7,826,155
Fox Corp., Class A	5,156	183,863

		14,097,126

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	27,285	1,039,559

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	42,300	1,076,958
Sempra Energy	27,134	3,545,057

		4,622,015

Multiline Retail - 0.4%
Dollar General Corp.	3,427	797,257
Dollar Tree, Inc. (A)	15,382	1,534,970
Target Corp.	13,635	3,559,417

		5,891,644

Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	10,493	167,888
Cheniere Energy, Inc. (A)	13,277	1,127,616
Chevron Corp.	42,651	4,342,298
ConocoPhillips	50,628	2,838,206
Diamondback Energy, Inc.	23,467	1,810,010
EOG Resources, Inc.	25,869	1,884,815
Kinder Morgan, Inc.	48,096	835,909
Phillips 66	24,475	1,797,199
Pioneer Natural Resources Co.	22,716	3,302,225
Williams Cos., Inc.	119,105	2,983,580

		21,089,746

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	8,676	2,896,309

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	110,082	7,471,265
Eli Lilly & Co.	31,654	7,707,749

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	56,463	$ 9,722,928
Merck & Co., Inc.	55,049	4,231,617
Organon & Co. (A)	6,660	193,207
Pfizer, Inc.	40,070	1,715,397

		31,042,163

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	12,169	1,044,222
Leidos Holdings, Inc.	25,625	2,727,012

		3,771,234

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	18,469	1,021,705
Norfolk Southern Corp.	16,725	4,312,207
Union Pacific Corp.	13,042	2,853,068

		8,186,980

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	58,924	6,257,140
Analog Devices, Inc.	33,617	5,628,158
Applied Materials, Inc.	46,773	6,544,946
Intel Corp.	45,741	2,457,207
Lam Research Corp.	10,723	6,834,947
Microchip Technology, Inc.	10,494	1,501,901
Micron Technology, Inc. (A)	9,798	760,129
NVIDIA Corp.	51,612	10,063,824
NXP Semiconductors NV	19,905	4,108,193
QUALCOMM, Inc.	7,804	1,169,039
Texas Instruments, Inc.	43,492	8,290,445

		53,615,929

Software - 5.4%
Fortinet, Inc. (A)	3,133	852,928
Intuit, Inc.	14,854	7,872,174
Microsoft Corp.	196,063	55,860,309
Oracle Corp.	40,399	3,520,369
salesforce.com, Inc. (A)	18,905	4,573,687
Workday, Inc., Class A (A)	6,696	1,569,543

		74,249,010

Specialty Retail - 2.0%
AutoZone, Inc. (A)	505	819,903
Best Buy Co., Inc.	27,757	3,118,499
Home Depot, Inc.	23,601	7,745,612
Lowe’s Cos., Inc.	41,724	8,039,798
O’Reilly Automotive, Inc. (A)	7,197	4,345,836
TJX Cos., Inc.	46,872	3,225,262

		27,294,910

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	352,208	51,373,059
Seagate Technology Holdings PLC	38,545	3,388,105

		54,761,164

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	12,456	1,217,449
NIKE, Inc., Class B	41,758	6,994,883

		8,212,332

Tobacco - 0.7%
Altria Group, Inc.	80,675	3,875,627
Philip Morris International, Inc.	57,817	5,786,904

		9,662,531

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	48,473	$ 6,981,081

Total Common Stocks (Cost $416,100,898)		821,247,690

PREFERRED STOCKS - 0.0% (C)
Banks - 0.0% (C)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.50% (D)	11,963	331,614

Electric Utilities - 0.0% (C)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B) (D)	960	24,336

Total Preferred Stocks (Cost $351,477)		355,950

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 231,396	254,034
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (D), 07/18/2027 (E)	477,250	477,475
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	214,713	219,956
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	220,480	220,791
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 0.00% (D), 10/18/2030 (E)	2,490,000	2,490,383
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (E)	183,649	189,374
ICG CLO Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.35% (D), 01/20/2030 (E)	668,468	668,468
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	402,595	421,777
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	770,601	831,378
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	170,386	173,648
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 1.13% (D), 04/15/2029 (E)	1,209,621	1,209,722
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	46,752	46,963

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	$ 918,817	$ 920,246
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	62,213	62,811
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	172,406	178,059
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (E)	1,875,000	1,875,798
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	902,160
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	2,846,000	2,854,367
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	60,000	60,057
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.32% (D), 01/20/2031 (E)	800,000	800,017
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	3,216,000	3,210,033
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	397,829	402,563
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	59,886	61,651
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	48,997	50,378
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	407,403	422,213
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.23% (D), 07/20/2030 (E)	2,000,000	1,998,950
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	438,258	441,812
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	1,472,089	1,472,323
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	346,496	353,827
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (E)	481,000	482,948
Towd Point Mortgage Trust
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	87,568	87,868
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	38,863	38,902
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	229,596	231,452
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	74,478	74,722
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	275,983	278,113
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	416,511	422,742
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	440,153	445,999

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	$ 202,568	$ 206,358
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	811,699	834,506
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	423,279	432,583
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	639,347	656,206
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	1,006,759	1,061,888
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,888,217	1,961,967
Series 2019-1, Class A1,
3.72% (D), 03/25/2058 (E)	1,102,784	1,162,616
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	1,542,425	1,563,753
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	1,300,000	1,299,828
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	1,155,000	1,170,800
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	75,682	75,738
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	308,836	314,425
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.27% (D), 10/20/2028 (E)	704,766	705,486

Total Asset-Backed Securities (Cost $36,598,510)		36,780,134

CORPORATE DEBT SECURITIES - 12.7%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (E)	599,000	661,217
Boeing Co.
3.50%, 03/01/2039	1,202,000	1,230,144
5.15%, 05/01/2030	1,117,000	1,332,089
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	414,000	445,092

		3,668,542

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	604,859	616,938
JetBlue Pass-Through Trust
2.75%, 11/15/2033	695,825	713,559
United Airlines Pass-Through Trust
3.75%, 03/03/2028	664,213	708,156
US Airways Pass-Through Trust
5.38%, 05/15/2023	566,941	568,258

		2,606,911

Auto Components - 0.0% (C)
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	572,000	619,120

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	$ 601,000	$ 653,459
6.25%, 10/02/2043	262,000	364,614

		1,018,073

Banks - 1.7%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (D), 11/25/2035 (E)	807,000	796,238
Banco Santander SA
2.75%, 12/03/2030	600,000	604,536
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031	471,000	484,849
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	965,000	951,342
Fixed until 04/22/2031, 2.69% (D), 04/22/2032	1,995,000	2,082,664
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,097,000	1,205,042
Barclays PLC
5.20%, 05/12/2026	1,029,000	1,184,204
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	2,004,000	2,206,884
Commerzbank AG
8.13%, 09/19/2023 (E)	1,117,000	1,267,974
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	939,000	1,001,325
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (E)	277,000	284,876
5.02%, 06/26/2024 (E)	420,000	455,666
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (D), 10/15/2030	1,150,000	1,212,323
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	1,664,000	1,768,771
4.13%, 12/15/2026	1,209,000	1,374,699
Macquarie Bank Ltd.
3.62%, 06/03/2030 (E)	1,257,000	1,345,228
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (D), 11/28/2035	679,000	684,273
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	1,506,000	1,534,597
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (D)	335,000	347,777
4.10%, 06/03/2026	1,617,000	1,820,651
Fixed until 06/15/2024 (F), 5.90% (D)	513,000	553,004

		23,166,923

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	504,000	615,205
4.75%, 01/23/2029	870,000	1,045,615
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	621,647
3.70%, 12/06/2026	152,000	169,418
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	913,000	1,004,465

		3,456,350

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	$ 403,000	$ 439,305
4.05%, 11/21/2039	733,000	863,016
Amgen, Inc.
2.20%, 02/21/2027	571,000	600,472
Biogen, Inc.
2.25%, 05/01/2030	359,000	365,426
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	214,261

		2,482,480

Building Products - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	610,000	684,314
Carrier Global Corp.
2.72%, 02/15/2030	879,000	930,133

		1,614,447

Capital Markets - 0.6%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D)	1,411,000	1,472,731
Credit Suisse Group AG
3.75%, 03/26/2025	772,000	839,721
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (D), 01/14/2032	726,000	747,881
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	427,000	463,798
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	865,000	1,277,823
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031	1,042,000	1,097,287
3.70%, 10/23/2024	1,260,000	1,375,856
5.00%, 11/24/2025	486,000	561,321

		7,836,418

Chemicals - 0.0% (C)
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	664,000	678,650

Commercial Services & Supplies - 0.3%
ADT Security Corp.
4.13%, 08/01/2029 (E)	793,000	798,607
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	414,000	448,673
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	186,000	194,243
3.30%, 12/01/2026 (E)	780,000	856,387
3.85%, 11/15/2024 (E)	521,000	567,569
Waste Connections, Inc.
2.60%, 02/01/2030	747,000	785,663

		3,651,142

Communications Equipment - 0.0% (C)
Nokia OYJ
3.38%, 06/12/2022	654,000	668,453

Construction & Engineering - 0.0% (C)
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	523,793

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	$ 575,000	$ 717,876
Holcim Finance US LLC
4.75%, 09/22/2046 (E)	1,114,000	1,437,249

		2,155,125

Consumer Finance - 0.4%
Ally Financial, Inc.
8.00%, 11/01/2031	1,067,000	1,550,176
American Express Co.
4.05%, 12/03/2042	382,000	469,500
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,029,000	1,102,524
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,562,858
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	442,000	443,755

		5,128,813

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	640,000	684,857
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	677,000	683,146
5.50%, 12/15/2024 (E)	1,296,000	1,468,330
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	412,000	419,006
3.85%, 06/15/2025 (E)	494,000	535,367

		3,790,706

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	741,000	784,697
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	174,150
Verizon Communications, Inc.
1.68%, 10/30/2030	1,668,000	1,611,228
2.99%, 10/30/2056	1,656,000	1,608,443

		4,178,518

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	961,000	1,037,331
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	158,742
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,801,015
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,871,432
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	1,403,878
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	207,424
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	834,000	852,719
5.30%, 06/01/2042	70,000	98,607
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	575,788
PacifiCorp
3.60%, 04/01/2024	833,000	894,968
5.75%, 04/01/2037	117,000	161,700

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.00%, 05/15/2025	$ 424,000	$ 454,330

		9,517,934

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	536,000	573,713
Arrow Electronics, Inc.
3.25%, 09/08/2024	232,000	246,861
3.88%, 01/12/2028	201,000	225,475
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	848,857
Sensata Technologies BV
4.00%, 04/15/2029 (E)	200,000	205,250
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	403,000	431,210

		2,531,366

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B) (E)	1,207,000	1,355,510
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	104,633

		1,460,143

Equity Real Estate Investment Trusts - 0.9%
American Homes 4 Rent, LP
3.38%, 07/15/2051	183,000	189,124
American Tower Trust #1
3.65%, 03/15/2048 (E)	755,000	833,315
Corporate Office Properties, LP
2.25%, 03/15/2026	314,000	324,820
2.75%, 04/15/2031	168,000	171,811
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	706,000	745,028
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	689,000	743,205
Life Storage, LP
4.00%, 06/15/2029	563,000	644,103
National Retail Properties, Inc.
2.50%, 04/15/2030	603,000	624,015
SBA Tower Trust
1.63%, 05/15/2051 (E)	1,595,000	1,614,067
1.88%, 07/15/2050 (E)	746,000	760,446
2.84%, 01/15/2050 (E)	2,715,000	2,831,786
3.45%, 03/15/2048 (E)	345,000	351,363
Simon Property Group, LP
2.20%, 02/01/2031	717,000	719,920
Vornado Realty, LP
2.15%, 06/01/2026 (B)	709,000	725,866
Weyerhaeuser Co.
4.00%, 04/15/2030	778,000	892,653
WP Carey, Inc.
2.40%, 02/01/2031	256,000	261,184

		12,432,706

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,194,000	1,163,701
Sysco Corp.
3.30%, 07/15/2026	945,000	1,035,203
Walmart, Inc.
3.63%, 12/15/2047	1,233,000	1,463,760

		3,662,664

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030	$ 801,000	$ 818,620
Cargill, Inc.
1.70%, 02/02/2031 (E)	487,000	482,790

		1,301,410

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	600,000	639,018
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	814,000	884,081
Koninklijke Philips NV
5.00%, 03/15/2042	355,000	480,345
Smith & Nephew PLC
2.03%, 10/14/2030 (B)	640,000	634,300

		2,637,744

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.25%, 05/15/2030	721,000	740,149
Centene Corp.
3.00%, 10/15/2030	875,000	909,247
3.38%, 02/15/2030	510,000	532,073
Cigna Corp.
2.40%, 03/15/2030	862,000	894,844
CVS Health Corp.
2.70%, 08/21/2040	858,000	853,867
3.75%, 04/01/2030	967,000	1,098,958
HCA, Inc.
4.13%, 06/15/2029	351,000	400,270
5.25%, 04/15/2025	230,000	263,881
Health Care Service Corp.
2.20%, 06/01/2030 (E)	735,000	749,654
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	500,000	523,125
Quest Diagnostics, Inc.
4.20%, 06/30/2029	449,000	523,769

		7,489,837

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	211,000	216,362
3.80%, 02/15/2028	512,000	560,791

		777,153

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	993,000	1,026,132

Industrial Conglomerates - 0.1%
General Electric Co.
4.35%, 05/01/2050	860,000	1,058,505
6.88%, 01/10/2039 (G)	75,000	113,980

		1,172,485

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	629,000	727,411
4.25%, 03/15/2029	540,000	627,605
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (E)	1,425,000	1,518,895
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	1,549,000	1,584,869

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	$ 1,106,000	$ 1,167,838
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.78% (D), 12/15/2065	1,551,000	1,505,162

		7,131,780

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	636,000	609,089
Baidu, Inc.
4.38%, 05/14/2024	940,000	1,021,638
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	742,000	787,993

		2,418,720

IT Services - 0.1%
Fiserv, Inc.
3.50%, 07/01/2029	701,000	782,254
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	763,000	734,387

		1,516,641

Life Sciences Tools & Services - 0.0% (C)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	295,000	417,895

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	377,000	441,804
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	300,000	308,010
NBCUniversal Media LLC
4.45%, 01/15/2043	746,000	932,161
ViacomCBS, Inc.
4.20%, 05/19/2032 (B)	588,000	687,117

		2,369,092

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,063,000	1,190,577
4.75%, 04/10/2027 (E)	230,000	266,625
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,088,000	1,127,603
4.55%, 11/14/2024	481,000	523,039

		3,107,844

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	587,000	630,309
CMS Energy Corp.
3.88%, 03/01/2024	65,000	69,727
4.88%, 03/01/2044	141,000	182,860
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	158,000	162,433

		1,045,329

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	390,000	419,852
BP Capital Markets PLC
3.12%, 05/04/2026	1,328,000	1,427,070

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc.
3.25%, 10/15/2029	$ 654,000	$ 729,481
Energy Transfer, LP
4.90%, 02/01/2024	356,000	387,064
5.15%, 02/01/2043	559,000	646,742
5.95%, 10/01/2043	499,000	627,058
7.60%, 02/01/2024	397,000	451,585
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,656,000	1,953,305
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	772,000	831,558
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,295,995
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	399,591
6.84%, 01/23/2030	892,000	930,882
6.88%, 08/04/2026	340,000	373,908
7.69%, 01/23/2050	95,000	92,340
Pioneer Natural Resources Co.
2.15%, 01/15/2031	871,000	859,241
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	637,000	682,729
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	352,000	398,947
Shell International Finance BV
2.50%, 09/12/2026	813,000	867,630
3.75%, 09/12/2046	351,000	406,234
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	124,549
7.88%, 09/01/2021	93,000	93,541

		13,999,302

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC
1.20%, 05/28/2026	388,000	391,268
AstraZeneca PLC
4.38%, 08/17/2048	451,000	595,361
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	516,000	597,735
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (B)	612,000	600,035
Royalty Pharma PLC
2.20%, 09/02/2030 (B) (E)	925,000	919,656
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,035,000	1,257,229
Viatris, Inc.
2.30%, 06/22/2027 (E)	311,000	319,835
Zoetis, Inc.
2.00%, 05/15/2030	377,000	381,604

		5,062,723

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	879,000	927,487
Experian Finance PLC
2.75%, 03/08/2030 (E)	957,000	1,003,524

		1,931,011

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	964,000	1,060,620
5.50%, 01/15/2026 (E)	415,000	473,581

		1,534,201

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
1.95%, 02/15/2028 (E)	$ 464,000	$ 467,596
Intel Corp.
2.88%, 05/11/2024	489,000	519,465
KLA Corp.
3.30%, 03/01/2050	730,000	790,655
Lam Research Corp.
3.75%, 03/15/2026	585,000	655,621
Microchip Technology, Inc.
0.98%, 09/01/2024 (E)	684,000	683,008
Micron Technology, Inc.
2.50%, 04/24/2023	267,000	275,005
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (E)	656,000	725,005
QUALCOMM, Inc.
3.25%, 05/20/2027	599,000	662,075
3.25%, 05/20/2050 (B)	487,000	532,449
Skyworks Solutions, Inc.
1.80%, 06/01/2026	379,000	385,838
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	1,611,000	1,531,078
Xilinx, Inc.
2.38%, 06/01/2030	768,000	790,605

		8,018,400

Software - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	142,100
Infor, Inc.
1.75%, 07/15/2025 (E)	595,000	610,777
Intuit, Inc.
1.35%, 07/15/2027	570,000	575,646
Microsoft Corp.
3.30%, 02/06/2027	492,000	549,610
VMware, Inc.
1.80%, 08/15/2028 (H)	366,000	367,039

		2,245,172

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	637,000	626,993
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	653,000	785,951
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	762,000	822,654
Seagate HDD Cayman
4.13%, 01/15/2031 (E)	101,000	105,671
Western Digital Corp.
4.75%, 02/15/2026	1,505,000	1,670,550

		4,011,819

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	798,000	784,437
BAT Capital Corp.
2.26%, 03/25/2028	1,355,000	1,363,016
4.91%, 04/02/2030	560,000	650,678

		2,798,131

Transportation Infrastructure - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031 (E)	1,497,000	1,504,021

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	$ 407,000	$ 417,060
4.38%, 07/16/2042	300,000	366,588
Crown Castle Towers LLC
3.72%, 07/15/2043 (E)	160,000	165,283
Sprint Corp.
7.25%, 09/15/2021	200,000	201,300
7.88%, 09/15/2023	640,000	724,199
T-Mobile USA, Inc.
3.50%, 04/15/2031	300,000	314,642
3.88%, 04/15/2030	1,159,000	1,308,615

		3,497,687

Total Corporate Debt Securities (Cost $165,056,442)		173,863,806

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (C)
Brazil Government International Bond
4.25%, 01/07/2025	330,000	357,420

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050 (B)	400,000	421,552

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	246,421
4.50%, 01/28/2026 (B)	850,000	923,873

		1,170,294

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,310,000	1,498,562
5.38%, 10/17/2023 (E)	115,000	127,036

		1,625,598

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,235,774

Panama - 0.0% (C)
Panama Government International Bond
3.88%, 03/17/2028	315,000	346,616

Peru - 0.0% (C)
Peru Government International Bond
7.35%, 07/21/2025 (B)	125,000	152,110

Poland - 0.0% (C)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	286,835

Qatar - 0.0% (C)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	211,793

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	455,000	456,998

Total Foreign Government Obligations (Cost $5,913,588)		6,264,990

MORTGAGE-BACKED SECURITIES - 2.6%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	501,732	501,941
Series 2012-TFT, Class C,
3.56% (D), 06/05/2030 (E)	1,070,000	866,684

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	$ 3,045,000	$ 59,547
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,600,000	1,630,326
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	75,420	80,138
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	235,986
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,325,901
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	44,462	44,973
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	366,974	378,289
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,310,000	1,408,485
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	101,095	100,761
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,203,471
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,597,144
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,050,000	3,262,151
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	828,565
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	1,981,453	1,966,686
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E) (I)	1,700,000	1,737,069
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	1,250,000	1,317,331
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	675,357
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	731,088
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,010,083	1,776,838
Series 2013-C13, Class B,
4.08% (D), 01/15/2046	950,000	996,767
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	136,991	141,144
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	328,911
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	45,454	45,395

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	$ 119,974	$ 123,720
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	59,896	63,314
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	141,899	150,661
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	116,969	124,803
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	265,063	281,279
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	185,041	196,104
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	190,825	201,701
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	241,525	256,770
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	547,877	587,358
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,238,060	1,327,903
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	782,446	843,011
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	602,828	645,844
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	279,879	300,027
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	458,188	474,221
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,490,526	1,571,746
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	1,386,802	1,445,391
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,397,085
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	890,580
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	563,604

Total Mortgage-Backed Securities (Cost $35,768,909)		35,686,070

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	169,046	192,317
5.50%, 06/01/2041	63,378	73,777
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,552,790
2.81%, 01/25/2025	2,125,000	2,273,455
2.89%, 06/25/2027	933,007	992,341
3.01%, 07/25/2025	2,408,000	2,607,805
3.06% (D), 08/25/2024	1,820,000	1,936,819
3.49%, 01/25/2024	1,298,000	1,384,901
3.53% (D), 07/25/2023	1,000,000	1,056,943
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.90% (D), 02/01/2043	36,050	36,271
3.33% (D), 10/25/2023	127,684	134,683
3.50%, 07/01/2028 - 11/01/2028	185,068	200,138
4.00%, 04/01/2026 - 06/01/2042	49,920	54,870

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.50%, 02/01/2025 - 06/01/2026	$ 78,183	$ 82,711
5.00%, 04/01/2039 - 11/01/2039	766,210	863,798
5.50%, 10/01/2036 - 12/01/2041	623,704	726,561
6.00%, 08/01/2036 - 06/01/2041	792,146	939,133
6.50%, 05/01/2040	74,616	88,755
Government National Mortgage Association, Interest Only STRIPS
0.66% (D), 02/16/2053	315,679	7,340
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	1,170,592
Uniform Mortgage-Backed Security
2.00%, TBA (H)	24,993,000	25,668,729
2.50%, TBA (H)	30,382,000	31,652,591
3.00%, TBA (H)	17,452,000	18,290,514
3.50%, TBA (H)	12,085,000	12,807,740
4.00%, TBA (H)	4,704,000	5,025,930

Total U.S. Government Agency Obligations (Cost $109,850,581)		110,821,504

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury - 9.9%
U.S. Treasury Bond
1.25%, 05/15/2050	7,486,000	6,369,826
1.88%, 02/15/2051 (B)	2,091,000	2,073,684
2.00%, 02/15/2050	1,799,000	1,834,769
2.25%, 08/15/2046	2,031,000	2,176,185
2.50%, 02/15/2045 - 05/15/2046	7,240,000	8,110,349
2.75%, 08/15/2042 (B)	1,789,000	2,078,455
2.75%, 08/15/2047 - 11/15/2047	2,367,900	2,789,011
2.88%, 08/15/2045 - 05/15/2049	2,261,600	2,723,117
3.00%, 05/15/2042 - 02/15/2049	2,563,400	3,154,230
3.13%, 02/15/2042	1,140,600	1,402,314
3.13%, 05/15/2048 (B)	51,000	64,336
3.63%, 02/15/2044	4,340,000	5,777,116
4.50%, 02/15/2036 (B)	2,035,500	2,856,538
5.25%, 02/15/2029	1,098,000	1,433,405
U.S. Treasury Note
0.13%, 05/31/2022 - 05/31/2023	7,592,000	7,592,455
0.25%, 05/31/2025 - 08/31/2025	7,146,000	7,064,276
0.63%, 05/15/2030 - 08/15/2030	8,926,000	8,501,135
0.88%, 06/30/2026	848,200	855,688
1.13%, 02/15/2031 (B)	3,689,000	3,654,416
1.50%, 08/15/2026 - 02/15/2030	5,137,100	5,300,348
1.63%, 02/15/2026 - 08/15/2029	4,446,000	4,633,841
1.63%, 05/15/2026 - 05/15/2031 (B)	13,283,900	13,794,770
1.75%, 11/30/2021	3,655,000	3,675,343
1.75%, 05/15/2023 (B)	3,387,000	3,482,392
2.13%, 06/30/2022 (B)	2,970,000	3,025,223
2.25%, 11/15/2025 (B)	2,153,100	2,304,238
2.25%, 11/15/2027	1,464,500	1,585,550
2.38%, 01/31/2023	2,773,100	2,865,717
2.50%, 08/15/2023 - 05/15/2024	9,090,000	9,592,502
2.63%, 12/15/2021 - 02/15/2029	4,708,500	4,821,153
2.88%, 05/15/2028 - 08/15/2028	8,588,300	9,667,342
3.13%, 11/15/2028 (B)	508,500	583,285

		135,843,009

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	1,665,459	1,962,205
1.75%, 01/15/2028	963,473	1,189,512
2.50%, 01/15/2029	3,278,655	4,320,439

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	$ 2,214,804	$ 2,512,735
0.63%, 01/15/2024	4,629,788	5,004,782

		14,989,673

Total U.S. Government Obligations (Cost $144,018,675)		150,832,682

COMMERCIAL PAPER - 6.1%
Banks - 2.9%
Concord Minutemen Capital Co. LLC
0.09% (J), 08/09/2021	3,250,000	3,249,919
Korea Development Bank
0.10% (J), 08/27/2021	4,700,000	4,699,675
Lloyds Bank PLC
0.12% (J), 08/30/2021	3,800,000	3,799,705
Macquarie Bank Ltd.
0.09% (J), 09/07/2021	5,000,000	4,999,372
Manhattan Asset Funding Co. LLC
0.08% (J), 08/24/2021	2,600,000	2,599,825
National Australia Bank Ltd.
0.12% (J), 08/04/2021	2,750,000	2,749,969
Skandinaviska Enskilda Banken AB
0.09% (J), 09/07/2021	360,000	359,972
Societe Generale SA
0.10% (J), 09/07/2021	3,350,000	3,349,760
Sumitomo Mitsui Banking Corp.
0.09% (J), 10/28/2021	4,650,000	4,648,954
Svenska Handelsbanken AB
0.09% (J), 09/30/2021	5,015,000	5,014,300
Swedbank AB
0.10% (J), 09/29/2021	4,750,000	4,749,437

		40,220,888

Diversified Financial Services - 2.8%
Alpine Securitization LLC
0.15% (J), 08/02/2021	3,610,000	3,609,974
Anglesea Funding LLC
0.10% (J), 09/13/2021	4,750,000	4,749,406
Chariot Funding LLC
0.08% (J), 10/12/2021	2,100,000	2,099,611
Fairway Finance Co. LLC
0.10% (J), 09/20/2021	1,960,000	1,959,660
Gotham Funding Corp.
0.08% (J), 10/12/2021	1,100,000	1,099,729
LMA-Americas LLC
0.13% (J), 08/04/2021	2,762,000	2,761,965
Mont Blanc Capital Corp.
0.10% (J), 08/19/2021	5,000,000	4,999,742
Old Line Funding LLC
0.09% (J), 10/12/2021	1,966,000	1,965,576
Ridgefield Funding Co. LLC
0.09% (J), 09/08/2021	965,000	964,907
0.11% (J), 10/04/2021	1,235,000	1,234,810
Sheffield Receivables Co. LLC
0.08% (J), 08/26/2021	688,000	687,949
0.14% (J), 08/02/2021	4,000,000	3,999,970
Thunder Bay Funding LLC
0.08% (J), 10/04/2021	4,550,000	4,549,233
Victory Receivables Corp.
0.09% (J), 09/24/2021	3,606,000	3,605,400

		38,287,932

	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 0.4%
Britannia Funding Co. LLC
0.15% (J), 09/16/2021	$ 5,000,000	$ 4,999,120

Total Commercial Paper (Cost $83,507,953)		83,507,940

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.01% (J), 08/05/2021	400,000	399,999
0.02% (J), 09/09/2021 (B)	6,304,000	6,303,717
0.04% (J), 09/28/2021	3,956,000	3,955,703

Total Short-Term U.S. Government Obligations (Cost $10,659,597)		10,659,419

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (J)	14,008,149	14,008,149

Total Other Investment Company (Cost $14,008,149)		14,008,149

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.00% (J), dated 07/30/2021, to be repurchased at $22,612,353 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $23,064,710.	$ 22,612,353	22,612,353

Total Repurchase Agreement (Cost $22,612,353)		22,612,353

Total Investments (Cost $1,044,447,132)		1,466,640,687
Net Other Assets (Liabilities) - (7.4)%		(101,623,492)

Net Assets - 100.0%		$ 1,365,017,195

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	42	09/30/2021	$9,269,950	$9,267,563	$—	$(2,387)
S&P 500® E-Mini Index	70	09/17/2021	15,032,942	15,363,250	330,308	—

Total Futures Contracts					$330,308	$(2,387)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$821,247,690	$—	$—	$821,247,690
Preferred Stocks	355,950	—	—	355,950
Asset-Backed Securities	—	36,780,134	—	36,780,134
Corporate Debt Securities	—	173,863,806	—	173,863,806
Foreign Government Obligations	—	6,264,990	—	6,264,990
Mortgage-Backed Securities	—	35,686,070	—	35,686,070
U.S. Government Agency Obligations	—	110,821,504	—	110,821,504
U.S. Government Obligations	—	150,832,682	—	150,832,682
Commercial Paper	—	83,507,940	—	83,507,940
Short-Term U.S. Government Obligations	—	10,659,419	—	10,659,419
Other Investment Company	14,008,149	—	—	14,008,149
Repurchase Agreement	—	22,612,353	—	22,612,353

Total Investments	$835,611,789	$631,028,898	$—	$1,466,640,687

Other Financial Instruments
Futures Contracts (L)	$330,308	$—	$—	$330,308

Total Other Financial Instruments	$330,308	$—	$—	$330,308

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(2,387)	$—	$—	$(2,387)

Total Other Financial Instruments	$(2,387)	$—	$—	$(2,387)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,737,661, collateralized by cash collateral of $14,008,149 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,505,921. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $114,770,442, representing 8.4% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted security. At July 31, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	General Electric Co. 6.88%, 01/10/2039	12/21/2020	$108,581	$113,980	0.0	%(C)

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the value of the security is $1,737,069, representing 0.1% of the Fund’s net assets.
(J)	Rates disclosed reflect the yields at July 31, 2021.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 14

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 15